Financial Instruments - Financial derivatives (Details)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 CZK (Kč)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 TRY (₺)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 GBP (£)	Oct. 05, 2021 USD ($)
Derivative assets
Financial instruments
Derivative financial assets (liabilities)	€ 24,687,000									€ 39,659,000
Derivative liabilities
Financial instruments
Derivative financial assets (liabilities)	(10,144,000)									(4,736,000)
Cross currency interest rate swap
Financial instruments
Notional Amount | $															$ 500,000,000
Cross currency interest rate swap | Derivative assets
Financial instruments
Notional Amount | $		$ 205,000,000									$ 205,000,000
Derivative financial assets (liabilities)	(140,000)									3,216,000
Cross currency interest rate swap | US Dollar | Derivative assets
Financial instruments
Notional Amount | $		500,000,000									500,000,000
Derivative financial assets (liabilities)	20,538,000									35,296,000
Cross currency interest rate swap | US Dollar | Derivative liabilities
Financial instruments
Notional Amount | $		205,000,000									205,000,000
Derivative financial assets (liabilities)	(7,712,000)									(3,990,000)
Foreign exchange rate forward | US Dollar | Derivative assets
Financial instruments
Notional Amount | $		7,700,000									23,720,000
Derivative financial assets (liabilities)	92,000									104,000
Foreign exchange rate forward | US Dollar | Derivative liabilities
Financial instruments
Notional Amount | $		$ 2,000,000									$ 60,000,000
Derivative financial assets (liabilities)	(2,000)									(600,000)
Foreign exchange rate forward | Swiss Franc | Derivative assets
Financial instruments
Notional Amount | SFr			SFr 10,000,000									SFr 5,500,000
Derivative financial assets (liabilities)	378,000									71,000
Foreign exchange rate forward | Canadian dollar | Derivative assets
Financial instruments
Notional Amount | $				$ 32,666,667									$ 4,416,667
Derivative financial assets (liabilities)	450,000									165,000
Foreign exchange rate forward | Canadian dollar | Derivative liabilities
Financial instruments
Notional Amount | $				$ 42,560,102									$ 8,000,001
Derivative financial assets (liabilities)	(2,081,000)									(146,000)
Foreign exchange rate forward | Pound Sterling | Derivative assets
Financial instruments
Notional Amount | £														£ 27,100,000
Derivative financial assets (liabilities)										805,000
Foreign exchange rate forward | Pound Sterling | Derivative liabilities
Financial instruments
Notional Amount | £					£ 8,500,000
Derivative financial assets (liabilities)	(122,000)
Foreign exchange rate forward | Czech crown | Derivative assets
Financial instruments
Notional Amount | Kč						Kč 160,000,000
Derivative financial assets (liabilities)	191,000
Foreign exchange rate forward | Czech crown | Derivative liabilities
Financial instruments
Notional Amount | Kč						Kč 160,000,000
Derivative financial assets (liabilities)	(13,000)
Foreign exchange rate forward | Turkish lira | Derivative assets
Financial instruments
Notional Amount | ₺								₺ 87,834,511
Derivative financial assets (liabilities)	44,000
Foreign exchange rate forward | Japanese Yen | Derivative liabilities
Financial instruments
Notional Amount | ¥									¥ 700,000,000
Derivative financial assets (liabilities)	(214,000)
Foreign exchange rate forward | Mexican Peso | Derivative assets
Financial instruments
Notional Amount | $							$ 90,000,000
Derivative financial assets (liabilities)	193,000
Foreign exchange rate forward | Euro | Derivative assets
Financial instruments
Notional Amount	40,000,000									160,000,000
Derivative financial assets (liabilities)	1,412,000									€ 2,000
Energy PPA | Derivative assets
Financial instruments
Derivative financial assets (liabilities)	€ 1,529,000